Stockholder's Equity (Details) - shares	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Stockholder’s Equity [Line Items]
Ordinary shares, shares authorized		400,000,000	400,000,000
Ordinary shares, shares issued		42,291,200	42,291,200
Ordinary shares, shares outstanding		42,291,200	42,291,200
Voting right	1
Class A Ordinary Shares [Member] | Anbio Biotechnology [Member]
Stockholder’s Equity [Line Items]
Ordinary shares, shares authorized	400,000,000
Class B Ordinary Shares [Member]
Stockholder’s Equity [Line Items]
Ordinary shares, shares authorized		100,000,000	100,000,000
Ordinary shares, shares issued		100,000,000	100,000,000
Ordinary shares, shares outstanding		100,000,000	100,000,000
Voting right	50
Class B Ordinary Shares [Member] | Anbio Biotechnology [Member]
Stockholder’s Equity [Line Items]
Ordinary shares, shares authorized	100,000,000